RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 8 – RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties:

Name	Relationship with the Company
Gaga Gvenetadze	the Company’s former director
Irakli Gunia	Former independent director of the Company (resigned in 2025)
Ka Miew Hon	Chief Executive Officer of the Company
Wong Sze Chung	employee of the Company

Balances with related parties

As of October 31, 2025 and 2024, the balances of amount due to related parties were as follows:

		As of October 31,
Name of Related Party	Nature	2025	2024

Gaga Gvenetadze	Payment on behalf of the Company*	$–	$14,000
Gaga Gvenetadze	Interest-free loan*	$–	$4,065
Irakli Gunia	Interest-free loan*	$–	$12,945
Ka Miew Hon	Payment on behalf of the Company	$10,577	$–
Wong Sze Chung	Payment on behalf of the Company	$37,154	$–
Total		$47,731	$31,010

On January 17, 2025, the Company entered into an agreement with its former director, Mr. Gaga Gvenetadze, pursuant to which debt obligations totaling $21,115 were forgiven. The forgiven amount comprised payment on behalf of the Company of $14,000 and an interest-free loan balance of $4,065 outstanding as of October 31, 2024, together with an additional $3,050 advanced in January 2025. In accordance with U.S. GAAP, the aggregate forgiven amount of $21,115 was accounted for as a debt forgiveness gain within other income in the consolidated statements of operations.

In addition, the Company entered into a separate agreement with Mr. Irakli Gunia, resulting in the forgiveness of an interest-free loan payable totaling $15,565, which consisted of a loan balance of $12,945 outstanding as of October 31, 2024 and an additional $2,620 advanced in December 2024. In accordance with U.S. GAAP, the forgiven amount of $15,565 was recognized as a debt forgiveness gain within other income in the consolidated statements of operations.

As of October 31, 2025, the Company owed $47,731 to the Company’s certain executive officers, for the Company’s working capital purposes. The amount is unsecured, non-interest bearing, and payable on demand.